Cover	Nov. 12, 2024
Document Information Line Items
Entity Registrant Name	ZIVO BIOSCIENCE, INC.
Entity Central Index Key	0001101026
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 12, 2024
Entity File Number	000-30415
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0699977
Entity Address Address Line 1	21 East Long Lake Road
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Bloomfield Hills
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48304
City Area Code	248
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	452-9866
Common Stock Par Value Member]
Document Information Line Items
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	ZIVO
Warrants To Purchase Shares [Member]
Document Information Line Items
Security 12b Title	Warrants to purchase shares of Common Stock, par value $0.001 per share
Trading Symbol	ZIVOW